Consolidated Balance Sheets (Unaudited) (Q3) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash and Cash Equivalents	$ 17,780	$ 18,034	$ 19,272	$ 14,901	$ 14,809	$ 11,374	$ 9,072	$ 5,981
Accounts receivable, less allowance for doubtful accounts of $2,851 and $2,814, respectively	6,734		4,899			5,971
Finance receivables, less allowance for credit losses of $25 and $0, respectively	2,057		3,588			941
Inventory, net	4,147		2,031			4,216
Prepaid expenses and other current assets	1,628		987			574
Deferred income taxes	2,271		2,271			1,258
Total current assets	34,617		33,048			24,334
Finance receivables, less current portion	7,548		3,718			3,698
Other assets	137		348			350
Property and equipment, net	9,173		9,765			12,869
Deferred income taxes	25,359		25,453			25,788
Intangibles, net	666		798			432	432
Goodwill	11,492	$ 11,703	11,703			7,663	7,663
Total assets	88,992		84,833			75,134
Current liabilities:
Accounts payable	11,529		12,354			10,542
Accrued expenses	3,111		3,458			2,108
Line of credit, net	7,021		7,119			4,000
Current obligations under long-term debt	786		629			478
Income taxes payable			18			54
Warrant liabilities			3,739
Deferred gain from sale-leaseback transactions	255		860			860
Total current liabilities	22,702		28,177			18,042
Long-term liabilities:
Long-term debt, less current portion	1,239		1,576			1,854
Accrued expenses, less current portion	52		15			49
Deferred gain from sale-leaseback transactions, less current portion			40			900
Total long-term liabilities	1,291		1,631			3,781
Total liabilities	23,993		29,808			21,823
Commitments and contingencies (Note 10)
Shareholders' equity:
Preferred stock, no par value: Authorized shares- 1,800,000 Series A convertible preferred- Authorized shares- 900,000 Issued and outstanding shares- 445,063 with liquidation preference of $18,775 and $18,108, respectively	3,138		3,138			3,138
Common stock, no par value: Authorized shares- 640,000,000 Issued and outstanding shares- 40,327,675 and 37,783,444, respectively	245,463		233,394			224,874
Accumulated deficit	(183,602)		(181,507)			(174,701)
Total shareholders' equity	64,999		55,025			53,311	$ 53,736	$ 23,378
Total liabilities and shareholders' equity	$ 88,992		$ 84,833			$ 75,134